(Loss) Earnings Per Share (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share
Weighted average common shares outstanding	4,872,224	4,022,501	4,024,692	3,747,296
Effect of dilutive instruments:
Weighted average common shares for diluted computation	4,872,224	4,022,501	4,024,692	4,272,302
Basic	¥ (107.09)	¥ (110.12)	¥ (133.97)	¥ 4.63
Diluted	¥ (107.09)	¥ (110.12)	¥ (133.97)	¥ 4.06
Common
Earnings Per Share
Net (loss) income attributable to shareholders of the Company			¥ (539,170)	¥ 17,335
Weighted average common shares outstanding			4,024,692	3,747,295
Effect of dilutive instruments:
Stock options			799,500	525,007
Weighted average common shares for diluted computation			4,024,692	4,272,302
Basic			¥ (133.97)	¥ 4.63
Diluted			¥ (133.97)	¥ 4.06
Class A Common
Earnings Per Share
Weighted average common shares outstanding	1	1	1	1
Effect of dilutive instruments:
Weighted average common shares for diluted computation	1	1	1	1
Basic	¥ (107.09)	¥ (110.12)	¥ (133.97)	¥ 4.63
Diluted	¥ (107.09)	¥ (110.12)	¥ (133.97)	¥ 4.06